Consolidated Statement of Stockholders’ Equity - USD ($)	Common Stock	Additional Paid-in capital	Accumulated Deficit	Total
Balance at Jun. 30, 2022	$ 1,066	$ 8,781,361	$ (3,682,484)	$ 5,099,943
Balance (in Shares) at Jun. 30, 2022	10,650,002
Stock warrant exercised (in Shares)
Issuance of common stock, net of offering costs of $411,015 (Note 3)	$ 201	5,641,284		$ 5,641,485
Issuance of common stock, net of offering costs of $411,015 (Note 3) (in Shares)	2,017,498
Issuance of common stock for services (Note 4)	$ 15	299,985		300,000
Issuance of common stock for services (Note 4) (in Shares)	150,000
Stock-based compensation		448,444		448,444
Net loss			(5,379,582)	(5,379,582)
Balance at Jun. 30, 2023	$ 1,282	15,171,074	(9,062,066)	6,110,290
Balance (in Shares) at Jun. 30, 2023	12,817,500
Repurchase of common stock (Note 3)	$ (65)	(3,936)		(4,001)
Repurchase of common stock (Note 3) (in Shares)	(649,570)
Stock warrant exercised	$ 1	(1)
Stock warrant exercised (in Shares)	10,494
Stock-based compensation		732,167		$ 732,167
Net loss			(4,562,295)	(4,562,295)
Balance at Jun. 30, 2024	$ 1,218	$ 15,899,304	$ (13,624,361)	$ 2,276,161
Balance (in Shares) at Jun. 30, 2024	12,178,424